Significant acquisition of businesses (Details) $ in Millions													3 Months Ended		6 Months Ended
	Dec. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 21, 2024 USD ($)	Oct. 21, 2024 EUR (€)	Oct. 15, 2024	May 30, 2024 USD ($)	May 30, 2024 USD ($)	May 23, 2024 USD ($)	May 23, 2024 EUR (€)	May 23, 2024 USD ($)	May 23, 2024 EUR (€)	May 03, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024	Aug. 31, 2024 USD ($)	Aug. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	May 30, 2024 EUR (€)	Apr. 11, 2024 EUR (€)
Disclosure of detailed information about business combination [line items]
Net assets recognized as a result of acquisitions of business	$ 4,629.0
Intangible assets other than goodwill	26,915.0												$ 29,240.0		$ 29,240.0
Revenue from sale of goods													14,054.0	$ 12,512.0	27,287.0	$ 24,341.0
Non-controlling interests	80.0												69.0		69.0
Other current financial assets	1,998.0												344.0		344.0
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about business combination [line items]
Depreciation, property, plant and equipment													241.0	219.0	456.0	437.0
Amortisation, intangible assets other than goodwill													851.0	836.0	1,721.0	1,711.0
Impairment loss recognised in profit or loss, intangible assets and goodwill													$ (92.0)	$ (37.0)	$ (94.0)	$ (194.0)
Kate Therapeutics, Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 518.0
Portion of consideration paid (received) consisting of cash and cash equivalents		6.0
Portion of consideration paid consisting of cash and cash equivalents upfront payment		(427.0)
Net assets recognized as a result of acquisitions of business		234.0
Additional recognition, goodwill		284.0
Deferred tax liability (asset)		41.0
Potential milestone maximum payments		700.0
Customary purchase price adjustment		2.0
Contingent consideration recognised as of acquisition date		91.0
Other net liabilities		1.0
Kate Therapeutics, Inc. | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill		135.0
Kate Therapeutics, Inc. | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill		$ 135.0
MorphoSys AG
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 2,500.0	$ 2,500.0														€ 2,300,000,000	€ 2,600,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents						200.0
Portion of consideration paid consisting of cash and cash equivalents upfront payment								$ (1,900.0)	€ (1,700,000,000)	$ (300.0)	€ (300,000,000)
Net assets recognized as a result of acquisitions of business						700.0	$ 700.0
Additional recognition, goodwill						$ 1,900.0
Percentage of Share capital in tender offer																						65.00%
Cash offer per ordinary share | €																						€ 68
Percentage of share capital tendered after the expiration of the tender offer						89.70%	89.70%														89.70%
Deferred tax liability (asset)						$ 100.0	$ 100.0
Intangible assets other than goodwill						1,100.0	1,100.0
Consideration paid for share capital tendered at the subsequent offering period of the tender offer						(300.0)	$ (300.0)														€ (300,000,000)
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ (900.0)
Percentage of share capital purchased by the company outside the tender offer														1.70%		1.70%		3.20%	3.20%	1.70%
Proportion of ownership interests held by non-controlling interests					0.00%		10.30%
Non-controlling interests						100.0	$ 100.0
Financial investments and other receivable						200.0	200.0
Other current financial assets						400.0	400.0
Financial debt to third parties						900.0	900.0
Other net liabilities						200.0	200.0
Purchase of non-controlling interests														$ 47.0		$ 47.0		$ 90.0	€ 83,000,000	€ 44,000,000
Percentage of share capital owned					100.00%									91.40%		91.40%	94.50%			91.40%
Payment to the former remaining minority shareholders			$ 156.0	€ 144,000,000
Terminal Growth Rate	(15.00%)
Discount Rate (post-tax)	8.50%
MorphoSys AG | Goodwill | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	$ 1,000.0
MorphoSys AG | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill						600.0	600.0
MorphoSys AG | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill						$ 500.0	$ 500.0
Mariana Oncology, Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value												$ 1,280.0
Portion of consideration paid (received) consisting of cash and cash equivalents												(80.0)
Portion of consideration paid consisting of cash and cash equivalents upfront payment												(1,040.0)
Net assets recognized as a result of acquisitions of business												754.0
Additional recognition, goodwill												528.0
Deferred tax liability (asset)												133.0
Potential milestone maximum payments												750.0
Contingent consideration recognised as of acquisition date												239.0
Other net liabilities												10.0
Mariana Oncology, Inc. | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill												344.0
Mariana Oncology, Inc. | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill												$ 473.0